SUBSEQUENT EVENTS (Details Textual) - USD ($)						1 Months Ended								3 Months Ended				7 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2016	Mar. 15, 2016	Mar. 03, 2016	Jul. 09, 2015	Jun. 11, 2015	Nov. 29, 2016	Jun. 20, 2016	Mar. 29, 2016	Feb. 29, 2016	Jan. 29, 2016	Sep. 28, 2015	Feb. 24, 2015	Feb. 23, 2015	Sep. 30, 2016	Apr. 13, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 20, 2016	Apr. 14, 2016	Jan. 31, 2016	Nov. 30, 2015	Oct. 06, 2011
Subsequent Event [Line Items]
Stock Closing Bid Price Minimum								$ 1.00			$ 1.00
Conversion of Stock, Shares Converted																			977,747
Preferred Stock, Shares Outstanding																					0	750,000
Stock Issued During Period, Value, Issued for Services																			$ 304,000
Debt Instrument, Face Amount																					$ 2,000,000						$ 2,000,000
Stockholders Equity, Reverse Stock Split				1-for-10			Company effected a 1-for-12 reverse stock split of its outstanding common stock as a measure to regain compliance.												reverse split of the Companys outstanding common stock at a ratio of 1-for-12. On June 20, 2016, the Company effected the 1-for-12 reverse stock split. Upon effectiveness of the reverse stock split, every 12 shares of outstanding common stock decreased to one share of common stock.
Stock Issued During Period, Shares, New Issues									29,639
Common Stock, Par or Stated Value Per Share														$ 0.00001				$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Stock Issued During Period, Value, New Issues					$ 500,000				$ 3,556,660
Stock Issued During Period, Value, Employee Benefit Plan																			$ 1,960,000		$ 1,834,000	$ 307,000
Stock Issued During Period, Value, Conversion of Convertible Securities																			610,000		$ 5,677,000	0
Placement Agent Fees And Stock Offering Expenses														$ 526,000		$ 0			$ 684,000	$ 0
July 2016 Financing [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							109,500
Common Stock, Par or Stated Value Per Share																							$ 0.00001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																							1.25
Shares Issued, Price Per Share																							$ 6.85
August 2015 Underwritten Offering [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										20,417
Common Stock, Par or Stated Value Per Share																										$ 0.00001
Initial Payment Note [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 1,500,000
Debt Instrument, Maturity Date										Mar. 31, 2016
Deferred Payment Note [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 1,500,000
Debt Instrument, Maturity Date										Jul. 29, 2017
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage																			0.00%		7.00%
Preferred Stock, Redemption Terms																			125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $30.00 or (y) 87.5% of the lowest volume weighted average price of our common stock during the five (5) consecutive trading-day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series B Preferred Stock; provided that the conversion price will not be less than the Floor Price, which Floor Price will not be adjusted for stock splits, share combinations and similar transactions. The Floor Price is $1.20 per share.
Stock Issued During Period, Value, Conversion of Convertible Securities																	$ 474,000
Conversion of Stock, Shares Issued													1,857				1,523
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued																			1,750,000
Series D Preferred Stock [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																			3,750,000
MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 150,000	$ 300,000																$ 150,000
Stock Issued During Period, Shares, New Issues												3,326		16,633					25,597
Stock Issued During Period, Value, New Issues														$ 60,000					$ 304,000
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																					3.00%
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																			23,650
Stock Issued During Period, Value, Issued for Services																			$ 0
Stock Issued During Period, Value, Employee Benefit Plan																			0		$ 0	$ 0
Stock Issued During Period, Value, Conversion of Convertible Securities																			$ 0		$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities																			60,912		6,320
Conversion of Stock, Shares Issued																		326,630
Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Outstanding															1,589,853
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Closing Bid Price Minimum								$ 1
Stock Issued During Period, Shares, New Issues	211,068														6,104
Stock Issued During Period, Value, New Issues	$ 755,000														$ 115,700
Warrants Issued To Common Stock															73,460
Placement Agent Fees And Stock Offering Expenses									$ 218,000
Subsequent Event [Member] | August 2015 Underwritten Offering [Member]
Subsequent Event [Line Items]
Warrants Issued to Common Stock Value															$ 75,042
Subsequent Event [Member] | Eight Percent Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 250,000
Subsequent Event [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Business Acquisition, Effective Date of Acquisition										Jan. 29, 2016
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total																									$ 3,000,000
Business Combination, Contingent Consideration, Liability										$ 1,500,000
Subsequent Event [Member] | 8% Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Subsequent Event [Member] | Initial Payment Note [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date										Mar. 31, 2016
Business Combination, Consideration Transferred, Liabilities Incurred										$ 1,500,000
Subsequent Event [Member] | Deferred Payment Note [Member] | Integrated Microwave Technologies [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date										Jul. 29, 2017
Business Combination, Consideration Transferred, Liabilities Incurred										$ 1,500,000
Subsequent Event [Member] | Five Percent Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 500,000
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Proceeds from Convertible Debt										$ 500,000
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted															240,851
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividend Rate, Percentage									12.50%
Preferred Stock, Redemption Terms									all or any of the shares of Series B Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $30.00 or (y) 87.5% of the lowest volume weighted average price of our common stock during the five (5) consecutive trading-day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately
Conversion of Stock, Shares Converted															1,966,807
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	4,000,000
Conversion of Stock, Shares Issued	5,750,000
Subsequent Event [Member] | MB Technology Holdings LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 150,000	$ 300,000																$ 150,000
Due to Related Parties																								$ 190,847
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			300,000
Stockholders Equity, Reverse Stock Split						the Companys outstanding common stock at a ratio of 1-for-10
Acquisition Services Agreement Description						an acquisition fee equal to the greater of $250,000 or 8% of the total acquisition price (the Acquisition Fee). Where possible, the Company will pay MBTH 50% of the Acquisition Fee at closing of a transaction, and in any case, not later than thirty (30) days following such closing, 25% of the Acquisition Fee three (3) months
Due Diligence Fee Payable						$ 250,000
Class of Warrant or Right, Amount of Securities Called by Warrants or Rights						$ 250,000
Additionanl Acquisition Fee,Percentage						0.00%
Acquisition Fee To Be Converted Into Common Stock,Percentage						50.00%
Conversion Price,Percentage						110.00%
Minimum Acquisition Fee To Be Converted Into Common Stock With Subject To Register ,Percentage						25.00%
Forward Sales						$ 50,000,000
Common Stock Price Percentage						125.00%
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage						3.00%
Equity Method Investment, Ownership Percentage						25.00%
Subsequent Event [Member] | Asset Purchase Modification Agreement [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted	4,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services															2,372
Stock Issued During Period, Value, Issued for Services															$ 39,000
Stock Issued During Period, Value, New Issues															8,854
Stock Issued During Period, Value, Employee Benefit Plan															$ 147,630
Stock Issued During Period, Shares, Conversion of Convertible Securities															15,079
Conversion of Stock, Shares Issued															176,671
Subsequent Event [Member] | Common Stock [Member] | August 2015 Underwritten Offering [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															6,122
Subsequent Event [Member] | Common Stock [Member] | Asset Purchase Modification Agreement [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted	3,333,336
Subsequent Event [Member] | Convertible Preferred Stock [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									25.20
Sale of Stock, Number of Shares Issued in Transaction									29,639
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									0.5
Proceeds From Registered Offering									$ 3,556,660
Shares Issued, Price Per Share									$ 120.00